Investments - Gross unrealized losses on securities by investment category and length of time that have been in a continuous unrealized loss position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Total fixed maturities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (34)	$ (370)
Fair Value - Less than twelve months	$ 3,201	$ 14,748
Fair Value as % of Cost - Less than twelve months	99.00%	98.00%
Unrealized Loss - Twelve months or more	$ (34)	$ (154)
Fair Value - Twelve months or more	$ 1,676	$ 2,745
Fair Value as % of Cost - Twelve months or more	98.00%	95.00%
U.S. Government and government agencies
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ 0
Fair Value - Less than twelve months	$ 0	$ 1
Fair Value as % of Cost - Less than twelve months	0.00%	100.00%
Unrealized Loss - Twelve months or more	$ 0	$ (3)
Fair Value - Twelve months or more	$ 0	$ 11
Fair Value as % of Cost - Twelve months or more	0.00%	79.00%
States, municipalities and political subdivisions
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (1)	$ (12)
Fair Value - Less than twelve months	$ 105	$ 773
Fair Value as % of Cost - Less than twelve months	99.00%	98.00%
Unrealized Loss - Twelve months or more	$ 0	$ (16)
Fair Value - Twelve months or more	$ 5	$ 471
Fair Value as % of Cost - Twelve months or more	100.00%	97.00%
Residential MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (2)	$ (3)
Fair Value - Less than twelve months	$ 315	$ 203
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (1)	$ (1)
Fair Value - Twelve months or more	$ 15	$ 32
Fair Value as % of Cost - Twelve months or more	94.00%	97.00%
Commercial MBS
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ 0	$ (1)
Fair Value - Less than twelve months	$ 11	$ 117
Fair Value as % of Cost - Less than twelve months	100.00%	99.00%
Unrealized Loss - Twelve months or more	$ 0	$ (1)
Fair Value - Twelve months or more	$ 0	$ 30
Fair Value as % of Cost - Twelve months or more	0.00%	97.00%
Collateralized loan obligations
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (9)	$ (48)
Fair Value - Less than twelve months	$ 995	$ 2,807
Fair Value as % of Cost - Less than twelve months	99.00%	98.00%
Unrealized Loss - Twelve months or more	$ (21)	$ (9)
Fair Value - Twelve months or more	$ 1,363	$ 147
Fair Value as % of Cost - Twelve months or more	98.00%	94.00%
Other asset-backed securities
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (11)	$ (12)
Fair Value - Less than twelve months	$ 838	$ 1,231
Fair Value as % of Cost - Less than twelve months	99.00%	99.00%
Unrealized Loss - Twelve months or more	$ (5)	$ (7)
Fair Value - Twelve months or more	$ 91	$ 293
Fair Value as % of Cost - Twelve months or more	95.00%	98.00%
Corporate and other
Available-for-sale securities in a continuous unrealized loss position
Unrealized Loss - Less than twelve months	$ (11)	$ (294)
Fair Value - Less than twelve months	$ 937	$ 9,616
Fair Value as % of Cost - Less than twelve months	99.00%	97.00%
Unrealized Loss - Twelve months or more	$ (7)	$ (117)
Fair Value - Twelve months or more	$ 202	$ 1,761
Fair Value as % of Cost - Twelve months or more	97.00%	94.00%